Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information
Document Type	S-1
Entity Registrant Name	ALLSTATE LIFE INSURANCE CO OF NEW YORK
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000839759
Amendment Flag	false